Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2016, 2015 and 2014
(In millions)

Segment	DAC and VOBA	Future Policy Benefits and Other Policy-Related Balances	Policyholder Account Balances	Unearned Premiums (1), (2)	Unearned Revenue (1)
2016
Annuities	$4,820	$7,560	$25,233	$—	$86
Life	787	4,094	2,838	13	53
Run-off	584	16,381	8,506	—	79
Corporate & Other	148	7,429	2	6	—
Total	$6,339	$35,464	$36,579	$19	$218
2015
Annuities	$3,724	$6,659	$22,014	$—	$96
Life	969	4,618	2,691	13	52
Run-off	974	14,867	12,018	—	60
Corporate & Other	110	7,166	2	5	—
Total	$5,777	$33,310	$36,725	$18	$208
2014
Annuities	$3,829	$5,431	$21,246	$—	$101
Life	942	4,124	2,673	10	48
Run-off	1,026	15,201	12,665	—	75
Corporate & Other	63	6,771	1	5	—
Total	$5,860	$31,527	$36,585	$15	$224
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(1)	Amounts are included within the future policy benefits and other policy-related balances column.

(2)	Includes premiums received in advance.
Brighthouse Life Insurance Company
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule III
Consolidated Supplementary Insurance Information — (continued)
December 31, 2016, 2015 and 2014
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income (1)	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA	Other Operating Expenses
2016
Annuities	$2,714	$1,324	$2,340	$(908)	$903
Life	546	330	541	261	242
Run-off	878	1,311	1,901	399	275
Corporate & Other	139	146	87	23	280
Total	$4,277	$3,111	$4,869	$(225)	$1,700
2015
Annuities	$3,282	$1,141	$2,285	$432	$938
Life	555	295	507	150	259
Run-off	793	1,461	1,301	67	285
Corporate & Other	300	104	218	24	241
Total	$4,930	$3,001	$4,311	$673	$1,723
2014
Annuities	$3,511	$1,056	$2,641	$759	$976
Life	545	345	469	173	282
Run-off	757	1,492	1,251	115	236
Corporate & Other	248	91	82	22	263
Total	$5,061	$2,984	$4,443	$1,069	$1,757
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(1)	See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.